Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 164,470	$ 22,681	¥ 194,259
Restricted cash	8,258	1,139	118,796
Accounts receivable, net	37,601	5,185	59,507
Short-term investments			5,000
Other receivables and current assets	27,666	3,816	14,298
Total current assets	237,995	32,821	394,755
Property and equipment, net	1,566	216	9,156
Intangible assets, net	1,791	247	1,114
Long-term prepayments	22	3	551
Deferred tax assets	16,552	2,283	23,978
Right-of-use assets	13,607	1,876	34,382
Total assets	271,533	37,446	463,936
Current liabilities:
Accounts payable (including the VIEs amount without recourse to the Company of RMB11,125 and RMB3,668 as of June 30, 2022 and 2023, respectively)	6,292	868	11,668
Investors’ deposit (including the VIEs amount without recourse to the Company of RMB118,796 and RMB8,258 as of June 30, 2022 and 2023, respectively)	8,258	1,139	118,796
Other payables and accrued expenses (including the VIEs amount without recourse to the Company of RMB62,479 and RMB56,329 as of June 30, 2022 and 2023, respectively)	9,163	1,264	19,445
Lease liabilities, current (including the VIEs amount without recourse to the Company of RMB4,855 and RMB2,527 as of June 30, 2022 and 2023, respectively)	4,793	660	11,889
Income taxes payable (including the VIEs amount without recourse to the Company of RMB3,536 and RMB1,753 as of June 30, 2022 and 2023, respectively)	1,757	242	3,536
Amount due to related parties (including the VIEs amount without recourse to the Company of RMB292 and nil as of June 30, 2022 and 2023, respectively)			292
Advance receipts from related parties (including the VIEs amount without recourse to the Company of nil and nil as of June 30, 2022 and 2023, respectively)			1,500
Advance receipts from third parties (including the VIEs amount without recourse to the Company of nil and nil as of June 30, 2022 and 2023, respectively)	803	111
Total current liabilities	31,066	4,284	167,126
Other tax liabilities, non-current (including the VIEs amount without recourse to the Company of RMB 11,730 and RMB11,897 as of June 30, 2022 and 2023, respectively)	13,760	1,898	13,500
Lease liabilities, non-current (including the VIEs amount without recourse to the Company of RMB15,154 and RMB4,810 as of June 30, 2022 and 2023, respectively)	9,673	1,334	23,259
Total liabilities	54,499	7,516	203,885
Commitments and contingencies
EQUITY:
Ordinary shares (2,000,000,000 shares at US$0.001 each authorized, and 90,472,014 shares issued and outstanding as of June 30, 2022 and 2023)	600	83	600
Additional paid-in capital	224,694	30,987	224,694
Statutory reserves	23,071	3,182	23,314
Retained earnings	(31,498)	(4,345)	11,836
Accumulated other comprehensive income (loss)	167	23	(393)
Total equity	217,034	29,930	260,051
Total liabilities and equity	271,533	37,446	463,936
Amount due from related parties
Current assets:
Amount due from related parties			¥ 2,895